General (Policies)	6 Months Ended
May. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounting Pronouncement
Accounting Pronouncement

In 2014, amended guidance was issued by the Financial Accounting Standards Board regarding the accounting for service concession arrangements. The new guidance defines a service concession as an arrangement between a public-sector grantor, such as a port authority, and a company that will operate and maintain the grantor's infrastructure for a specified period of time. In exchange, the company may be given a right to charge the public, such as our cruise guests, for the use of the infrastructure. The guidance will prohibit us from recording the infrastructure we have constructed to be used by us pursuant to the service concession arrangement within property and equipment. This guidance is required to be adopted by us in the first quarter of 2016 on a modified retrospective basis, however, early adoption is permitted. The adoption of this guidance will not have a material impact to our consolidated financial statements.